CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES:
Income from continuing operations	$ 5,865	$ 2,342	$ (4,702)
Loss from discontinued operations	(95)
Net ncome (loss)	5,770	2,342	(4,702)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,416	893	713
Accrued interest on convertible notes payable to a related party	2,706	4,801	2,601
Accrued interest on loan payable to a related party	109
Bad debt expense (income)	19	34	(43)
Deferred income taxes	33	(248)	26
Changes in assets and liabilities:
Accounts receivable, net	(7,513)	(8,755)	(6,279)
Prepaid expenses and other current assets	(585)	(71)	(1,020)
Other assets	(359)	93	(15)
Accounts payable	1,667	155	463
Accrued expenses and other current liabilities	3,144	2,016	9,102
Income taxes payable	1,866	1,043	40
VAT payable	232	926	491
Other liabilities	231	293	66
Net cash provided by discontinued operations	95		27
Net cash provided by operating activities	8,831	3,522	1,470
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,529)	(1,236)	(1,037)
Purchase of subsidiary in Denmark, net of acquired cash of $499	(1,066)
Investment in White Line B.V.	(3,500)
Purchase of subsidiary in Cyprus, discontinued operations		(164)
Net cash used in investing activities	(7,095)	(1,400)	(1,037)
CASH FLOW FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	1,387	(2,874)	1,877
Net proceeds (repayments) from convertible notes payable to a related party	(2,426)	(3,282)	1,364
Net proceeds from loan payable to a related party	1,300
Proceeds from stock issuance		1,159	1,739
Increase (decrease) in cash overdraft	(1,109)	(191)	264
Proceeds from loan payable	1,198
Net cash provided by (used in) financing activities	350	(5,188)	5,244
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,740	(1,555)	(4,110)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	5,826	(4,621)	1,567
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH BEGINNING OF YEAR	7,679	12,300	10,733
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF YEAR	13,505	7,679	12,300
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of accrued interest to related party to shares of common stock		5,429
Purchase of Cyprus Subsidiary included in current and non current liabilities from discontinued operations		421
Acquisition of subsidiary funded by non controlling interest, discontinued operations		153
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for: Interest	634	678	543
Cash paid during the year for: Income taxes	$ 120	$ 164	$ 305